LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities under our non-cancellable operating leases as of March 31, 2025 were as follows:

Payments due by period
2025 (remaining nine months)	$3,171,587
2026	3,833,066
2027	2,956,171
2028	2,280,186
2029	1,617,808
Thereafter	824,584
Total undiscounted operating lease payments	$14,683,402
Less: Imputed interest	(1,379,778)
Present value of operating lease liabilities	$13,303,624

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of December 31, 2024.

Maturity of Lease Liabilities by Fiscal Year
2025	$4,221,590
2026	3,923,741
2027	2,956,171
2028	2,280,186
2029	1,617,808
Thereafter	824,585
Total undiscounted operating lease payments	$15,824,081
Less: interest	(1,642,663)
Present value of operating lease liabilities	$14,181,418

SCHEDULE OF COMPANY’S OPERATING LEASE

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	March 31, 2025	December 31, 2024
Right of use assets	$13,314,626	$14,232,240

Operating lease liability, current	$3,641,723	$3,596,987
Operating lease liability, net of current	9,661,901	10,584,431
Total operating lease liabilities	$13,303,624	$14,181,418

The following summarizes the Company’s operating leases:

Balance Sheet Classification	December 31, 2024	December 31, 2023
Right of use assets	$14,232,240	$11,412,562

Operating lease liability, current	$3,596,987	$2,748,824
Operating lease liability, net of current	10,584,431	8,461,182
Total operating lease liabilities	$14,181,418	$11,210,006

SCHEDULE OF OPERATING LEASE TERM

The following table provides a summary of other information related to the leases at March 31, 2025 and December 31, 2024:

Other Information	March 31, 2025	December 31, 2024
Weighted-average remaining lease term for operating leases	4 years	4 years
Weighted-average discount rate for operating leases	5.21%	5.19%

The following table provides a summary of other information related to the leases at December 31, 2024 and 2023:

Other Information	December 31, 2024	December 31, 2023
Weighted-average remaining lease term for operating leases	4 years	5 years
Weighted-average discount rate for operating leases	5.19%	3.98%

SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expenses for the three months ended March 31, 2025 and 2024 were as follows:

	Three Months Ended March 31,
	2025	2024
Operating lease cost	$900,913	$637,101
Variable lease cost	58,787	207,546
Short-term lease cost	16,701	78,532
Total rent expense	$976,401	$923,179

The following table represents the components of lease expense are as follows for twelve months ended December 31, 2024:

December 31, 2024
Operating lease cost	$3,273,563
Variable lease cost	922,282
Short-term lease cost	-
Total rent expense	$4,195,845